Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 59,380	$ 57,786	[1]	$ 54,304	[1]
Cost of sales	(27,396)	(26,305)	[1]	(23,097)	[1]
Gross profit	31,984	31,481	[1]	31,207	[1]
Distribution expenses	(6,277)	(6,389)	[1]	(5,889)	[1]
Sales and marketing expenses	(7,158)	(6,752)	[1]	(7,292)	[1]
Administrative expenses	(4,738)	(4,414)	[1]	(4,394)	[1]
Other operating income/(expenses)	778	841	[1]	805	[1]
Exceptional costs above profit from operations	(624)	(251)	[1]	(614)	[1]
Profit from operations	13,966	14,517	[1]	13,824	[1]
Finance cost	(6,133)	(5,814)	[1]	(6,040)	[1]
Finance income	1,031	1,665	[1]	431	[1]
Net finance income/(cost)	(5,102)	(4,148)	[1]	(5,609)	[1]
Share of result of associates	295	299	[1]	248	[1]
Exceptional share of results of associates	(35)	(1,143)	[1]	0	[1]
Profit before tax	9,124	9,524	[1]	8,463	[1]
Income tax expense	(2,234)	(1,928)	[1]	(2,350)	[1]
Profit of the period	6,891	7,597		6,114
Profit of the period attributable to:
Equity holders of AB InBev	5,341	5,969	[1]	4,670	[1]
Non-controlling interest	$ 1,550	$ 1,628	[1]	$ 1,444	[1]
Basic earnings per share	$ 2.65	$ 2.97	[1]	$ 2.33	[1]
Diluted earnings per share	$ 2.6	$ 2.91	[1]	$ 2.28	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.